NOTE 8 - STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Feb. 14, 2012
Equity [Abstract]
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Par Value		$ 0.0001	$ 0.0001
Shares Issued Upon Conversion		10
Shares Converted	500,000
Conversion of Stock, Shares Issued	5,000,000
Common Stock, Par Value		$ 0.0001	$ 0.0001
Common Stock, Shares Authorized		100,000,000	100,000,000	50,000,000